Expense Example	Aug. 14, 2025 USD ($)
GraniteShares 2x Long ABNB Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long APP Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long CVNA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long KO Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long CRWV Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long CEG Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long COST Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long ETOR Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long FSLR Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long GLXY Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long HIMS Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long ISRG Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long MELI Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long NBIS Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long NKE Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long OKLO Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long PM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long RGTI Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long SNAP Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long SPOT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long SBUX Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long UNH Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long WMT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long BULL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	$ 511